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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-07677

Profit Funds Investment Trust

(Exact name of registrant as specified in charter)

8401 Colesville Road, Suite 320 Silver Spring, Maryland	20910
(Address of principal executive offices)	(Zip code)

Eugene A. Profit

Profit Investment Management       8401 Colesville Road       Silver Spring, Maryland 20910

(Name and address of agent for service)

Registrant's telephone number, including area code:        (301) 650-0059

Date of fiscal year end:         September 30, 2010

Date of reporting period:       June 30, 2010

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

The Profit Fund
Schedule of Investments
June 30, 2010 (Unaudited)
Shares	Common Stocks - 95.4%	Value

	Consumer Discretionary - 8.8%
	Hotels, Restaurants & Leisure - 1.7%
4,120	Yum! Brands, Inc.	$160,845

	Media - 2.7%
8,217	Walt Disney Co. (The)	258,836

	Specialty Retail - 2.8%
4,590	GameStop Corp. - Class A (a)	86,246
6,490	Home Depot, Inc. (The)	182,174
		268,420
	Textiles, Apparel & Luxury Goods - 1.6%
2,170	NIKE, Inc. - Class B	146,584

	Consumer Staples - 8.9%
	Beverages - 4.1%
4,155	Coca-Cola Co. (The)	208,249
2,977	PepsiCo, Inc.	181,448
		389,697
	Food & Staples Retailing - 3.4%
2,210	Costco Wholesale Corp.	121,174
4,102	Wal-Mart Stores, Inc.	197,183
		318,357
	Food Products - 1.4%
5,220	Green Mountain Coffee Roasters, Inc. (a)	134,154

	Energy - 6.2%
	Oil, Gas & Consumable Fuels - 6.2%
20,625	El Paso Corp.	229,144
3,081	Exxon Mobil Corp.	175,806
5,880	Marathon Oil Corp.	182,809
		587,759
	Financials - 10.7%
	Capital Markets - 3.5%
2,009	Franklin Resources, Inc.	173,156
6,900	Morgan Stanley	160,149
		333,305
	Consumer Finance - 1.9%
4,390	American Express Co.	174,283

	Diversified Financial Services - 2.6%
8,100	Bank of America Corp.	116,397
3,584	JPMorgan Chase & Co.	131,210
		247,607

The Profit Fund
Schedule of Investments (Continued)
Shares	Common Stocks - 95.4% (Continued)	Value

	Financials - 10.7% (Continued)
	Insurance - 2.7%
3,200	AFLAC, Inc.	$136,544
1	Berkshire Hathaway, Inc. - Class A (a)	120,000
		256,544
	Health Care - 17.1%
	Biotechnology - 4.8%
3,069	Amgen, Inc. (a)	161,429
3,573	Celgene Corp. (a)	181,580
3,254	Gilead Sciences, Inc. (a)	111,547
		454,556
	Health Care Equipment & Supplies - 3.4%
10,482	Hologic, Inc. (a)	146,014
4,975	Medtronic, Inc.	180,443
		326,457
	Health Care Providers & Services - 5.7%
4,730	Aetna, Inc.	124,777
3,240	Express Scripts, Inc. (a)	152,345
3,246	Quest Diagnostics, Inc.	161,554
2,070	WellPoint, Inc. (a)	101,285
		539,961
	Pharmaceuticals - 3.2%
3,500	Abbot Laboratories	163,730
2,334	Johnson & Johnson	137,846
		301,576
	Industrials - 7.3%
	Aerospace & Defense - 4.6%
3,325	Rockwell Collins, Inc.	176,657
3,995	United Technologies Corp.	259,316
		435,973
	Air Freight & Logistics - 2.7%
4,400	United Parcel Service, Inc. - Class B	250,316

	Information Technology - 33.0%
	Communications Equipment - 6.1%
11,103	Cisco Systems, Inc. (a)	236,605
6,392	QUALCOMM, Inc.	209,913
2,655	Research In Motion Ltd. (a)	130,785
		577,303
	Computers & Peripherals - 10.5%
1,512	Apple, Inc. (a)	380,313
17,276	EMC Corp. (a)	316,151
2,910	Hewlett-Packard Co.	125,945
5,730	Western Digital Corp. (a)	172,817
		995,226

The Profit Fund
Schedule of Investments (Continued)
Shares	Common Stocks - 95.4% (Continued)	Value

	Information Technology - 33.0% (Continued)
	Internet Software & Services - 4.7%
6,625	Akamai Technologies, Inc. (a)	$268,776
400	Google, Inc. - Class A (a)	177,980
		446,756
	IT Services - 2.1%
2,740	Visa, Inc. - Class A	193,855

	Semiconductors & Semiconductor Equipment - 2.4%
11,845	Intel Corp.	230,385

	Software - 7.2%
5,102	Adobe Systems, Inc. (a)	134,846
7,325	Citrix Systems, Inc. (a)	309,335
10,410	Microsoft Corp.	239,534
		683,715
	Telecommunication Services - 3.4%
	Diversified Telecommunication Services - 3.4%
5,776	AT&T, Inc.	139,722
6,463	Verizon Communications, Inc.	181,093
		320,815

	Total Common Stocks (Cost $8,729,883)	$9,033,285

Shares	Money Market Funds - 5.2%	Value

244,779	Evergreen Institutional Money Market Fund, 0.10% (b)	$244,779
244,778	Fidelity Institutional Government Portfolio, 0.04% (b)	244,778
	Total Money Market Funds (Cost $489,557)	$489,557

	Total Investment Securities at Value - 100.6%
	(Cost $9,219,440)	$9,522,842

	Liabilities in Excess of Other Assets - (0.6%)	(55,765)

	Net Assets - 100.0%	$9,467,077

(a) Non-income producing security.

(b) Variable rate security. The rate shown is the 7-day effective yield as of June 30, 2010.

See accompanying notes to Schedule of Investments.

The Profit Fund
Notes to Schedule of Investments
June 30, 2010 (Unaudited)

1.	Securities valuation

The Profit Fund's (the “Fund”) portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time).  Securities which are traded on stock exchanges are valued at the closing price on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price.  Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise, at the last quoted bid price.  Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.  Securities and other assets for which market quotations are not readily available or are considered to be unreliable due to significant market or other events are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.  Factors in determining portfolio investments subject to fair value determination include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; infrequency of sales; thinness of the market; the size of reported trades; a temporary lapse in the provision of prices by any reliable pricing source; and actions of the securities or future markets, such as the suspension or limitation of trading.  Short-term instruments (those with remaining maturities of 60 days or less) may be valued at amortized cost, which approximates market value.  Investments in money market funds have been valued amortized cost, which approximates fair value absent unusual circumstances, and will be classified as Level 2 within the fair value hierarchy.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurements falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments by security type, as of June 30, 2010:

	Level 1	Level 2	Level 3	Total
Common Stocks	$9,033,285	$-	$-	$9,033,285
Money Market Funds	-	489,557	-	489,557
Total	$9,033,285	$489,557	$-	$9,522,842

Refer to the Fund’s Schedule of Investments for a listing of common stocks valued using Level 1 inputs by industry type.  During the period, the Fund did not have any significant transfers in and out of Level 1 or Level 2.  There were no Level 3 securities or derivative instruments held in the Fund as of or during the period ended June 30, 2010.

The Profit Fund
Notes to Schedule of Investments (Continued)

2.	Security transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal income tax

The following is computed on a tax basis as of June 30, 2010:

Cost of portfolio investments	$9,219,440
Gross unrealized appreciation	1,064,915
Gross unrealized depreciation	(761,513)
Net unrealized appreciation	$303,402

Item 2.  Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Profit Funds Investment Trust

By (Signature and Title)*		/s/ Eugene A. Profit
Eugene A. Profit, President
Date	August 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Eugene A. Profit
Eugene A. Profit, President
Date	August 27, 2010

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer
Date	August 27, 2010

* Print the name and title of each signing officer under his or her signature.